Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 0	¥ 399
Derivative financial instruments, current assets	0	362
Derivative financial instruments, noncurrent assets	0	37
Derivative financial instruments, liabilities	46	141
Derivative financial instruments, current liabilities	1	3
Derivative financial instruments, noncurrent liabilities	45	138
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	0
Derivative financial instruments, current assets	0
Derivative financial instruments, liabilities	46	140
Derivative financial instruments, current liabilities	1	2
Fuel Forward Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	0	399
Derivative financial instruments, current assets	0	362
Derivative financial instruments, liabilities	0	1
Derivative financial instruments, current liabilities	¥ 0	¥ 1